Trade and other receivables - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 GBP (£)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 GBP (£)
Disclosure of financial assets [line items]
Trade receivables	£ 4,332	£ 3,052
Provision for impairment of receivables, period	3 years
Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Trade receivables	£ (559)	(560)		£ (741)
Uncollectible amounts written off	163	452
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	(179)	(220)
Arrears Management Program | Trade receivables
Disclosure of financial assets [line items]
Government funding programmes, amount received		44	$ 51
Arrears Management Program | Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Uncollectible amounts written off		270	$ 333
Before exceptional items and remeasurements | Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	176	215
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	£ 2,437	£ 2,325